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Multi Class Prospectus | First Eagle Fund of America
First Eagle Fund of America
Investment Objective
First Eagle Fund of America (“Fund of America”) seeks capital appreciation by investing primarily in domestic stocks and, to a lesser extent, in debt and foreign equity securities.
Fees and Expenses of the Fund of America

The following information describes the fees and expenses you may pay if you buy and hold shares of Fund of America.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $25,000 in Fund of America. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 82 and 89, respectively, and in the appendix to the Fund’s Prospectus titled Intermediary-Specific Front-End Sales Load and Waiver Terms.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Multi Class Prospectus - First Eagle Fund of America	Class A		Class C	Class Y [1]	Class I	Class R3	Class R4	Class R5	Class R6
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	5.00%		none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	1.00%	[2]	1.00%	none	none	none	none	none	none
[1]	Closed to new investors.
[2]	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Multi Class Prospectus - First Eagle Fund of America		Class A	Class C	Class Y [2]	Class I	Class R3	Class R4	Class R5	Class R6
Management Fees	[1]	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.25%	none	0.35%	0.10%	none	none
Other Expenses	[3]	0.23%	0.22%	0.20%	0.15%	0.19%	0.66%	0.65%	0.10%
Total Annual Operating Expenses (%)		1.38%	2.12%	1.35%	1.05%	1.44%	1.66%	1.55%	1.00%
Fee Waiver	[1]	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Operating Expenses After Fee Waiver (%)		1.33%	2.07%	1.30%	1.00%	1.39%	1.61%	1.50%	0.95%
[1]	0.90% (waived to 0.85%) of the first $2.25 billion of the Fund's average daily net assets, 0.85% of the next $2.75 billion of average daily net assets, and 0.80% of average daily net assets in excess of $5 billion. The Adviser has contractually agreed to waive its management fee at an annual rate in the amount of 0.05% of the first $2.25 billion of the Fund's average daily net assets for the period through February 28, 2021. This agreement may not be terminated during its term without the consent of the Board of Trustees. The waiver has the effect of reducing the management fee shown in the table for the term of the waiver from 0.90% to 0.85%. The other breakpoints in excess of $2.25 billion remain unchanged.
[2]	Closed to new investors.
[3]	"Other Expenses" shown generally reflect actual expenses for the Fund for the fiscal year ended October 31, 2019.

Example

The following example is intended to help you compare the cost of investing in Fund of America with the cost of investing in other mutual funds. This hypothetical example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same (except that the management fee waiver is taken into account only for the one-year expense example). Please keep in mind your actual costs may be higher or lower.

Sold
Expense Example - Multi Class Prospectus - First Eagle Fund of America - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	629	910	1,213	2,070
Class C	310	659	1,134	2,448
Class Y	132	423	735	1,620
Class I	102	329	575	1,278
Class R3	142	451	782	1,720
Class R4	164	519	897	1,961
Class R5	153	485	840	1,841
Class R6	97	313	548	1,220

Held
Expense Example No Redemption - Multi Class Prospectus - First Eagle Fund of America - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	629	910	1,213	2,070
Class C	210	659	1,134	2,448
Class Y	132	423	735	1,620
Class I	102	329	575	1,278
Class R3	142	451	782	1,720
Class R4	164	519	897	1,961
Class R5	153	485	840	1,841
Class R6	97	313	548	1,220

Portfolio Turnover Rate

Fund of America pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year, Fund of America’s portfolio turnover rate was 26.42% of the average value of its portfolio.

Principal Investment Strategies

To achieve its objective of capital appreciation, Fund of America will primarily invest in domestic stocks and, to a lesser extent, debt and foreign equity instruments. Normally, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) are invested in domestic equity and debt instruments. The Fund “counts” derivative positions on these instruments for purposes of this 80% allocation, and in doing so, values each position at the price at which it is held on the Fund’s books (generally market price). Equity securities include common stocks, preferred stocks, convertible securities and warrants. The Fund may also invest in repurchase agreements and derivatives.

Derivatives include investing in options, futures and swaps and related products. Specifically, the Fund may enter into interest rate, credit default, currency, equity, fixed income and index swaps and the purchase or sale of related caps, floors and collars.

In addition, the Fund may enter into options on securities and on stock indices to limit the Fund’s investment risk and augment its investment return. Further, the Fund may write “covered” call options on equity or debt securities and on stock indices in seeking to enhance investment return or to hedge against declines in the prices of portfolio securities or may write put options to hedge against increases in the prices of securities which it intends to purchase. The Fund also may write call options on broadly based stock and bond market indices if at the time of writing it holds a portfolio of stocks or bonds listed on such index. Finally, the Fund may utilize futures contracts and options on futures on securities exchanges or in the over-the-counter market.

The Fund may enter into certain types of repurchase agreements, primarily as a cash management strategy.

The investment philosophy and strategy of Fund of America can be broadly characterized as a bottom-up, event-driven approach to choose securities that the Fund believes are undervalued and should perform well. In a bottom-up approach, companies and securities are researched and chosen individually. In an event-driven approach, one looks for companies that appear to be undervalued in relation to their potential value in light of positive corporate changes. Signals of corporate change can be management changes, large share repurchases, potential acquisitions or mergers. If changes are successful, these companies should realize a rise in the stock price. Fund of America invests in the securities of companies that it believes are undervalued relative to their overall financial and managerial strength. Investment decisions for the Fund are made without regard to the capitalization (size) of the companies in which it invests. The Fund may invest in any size company, including large, medium and smaller companies. The Fund may invest in debt securities generally without regard to their credit rating or time to maturity. However, the Fund has no current intention of investing more than 5% of its net assets in high yield bonds.

Principal Investment Risks

As with any mutual fund investment, you may lose money by investing in Fund of America. The likelihood of loss may be greater if you invest for a shorter period of time. An investment in the Fund is not intended to be a complete investment program.

Principal risks of investing in Fund of America, which could adversely affect its net asset value and total return, are:

•

Market Risk — The value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which Fund of America invests, as well as economic, political, or social events in the United States or abroad.

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Event-Driven Style Risk — The event-driven investment style carries the additional risk that the event anticipated occurs later than expected, does not occur at all, or does not have the desired effect on the market price of the securities.

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Diversification Risk — The Fund is a non-diversified mutual fund, and as a result, an investment in Fund of America may expose your money to greater risks than if you invest in a diversified fund. Fund of America will invest in a limited number of companies and industries, therefore gains or losses in a particular security may have a greater impact on their share price.

•

Credit and Interest Rate Risk — The value of the Fund’s portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. The Fund may invest in debt instruments that are below investment grade, commonly known as “high yield” or “junk” bonds, which are considered speculative, and carry a higher risk of default. In addition, fluctuations in interest rates can affect the value of debt instruments held by the Fund. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Longer-duration instruments tend to be more sensitive to interest rate changes than those with shorter durations.

•

Small and Medium-Size Company Risk — The Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies. Positions in smaller companies, especially when the Fund is a large holder of a small company’s securities, also may be more difficult or expensive to trade. The Fund considers small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion.

•

Repurchase Agreements Risk — The Fund may enter into certain types of repurchase agreements, primarily as a cash management strategy. If the seller fails to repurchase the security and the market value declines, the Fund may lose money.

•

Options Risk — The Fund may engage in various options transactions in which the Fund seeks to limit investment risk or increase investment returns by purchasing the right to buy or sell, or by selling the obligation to buy or sell, a security at a set price in the future. The Fund pays a premium when buying options and receives a premium when selling options. When trading options, the Fund may incur losses or forego otherwise realizable gains if market prices do not move as expected.

•

Foreign Investment Risk — The Fund may invest in foreign investments. Foreign investments are susceptible to less politically, economically and socially stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

For more information on the risks of investing in Fund of America, please see the More Information about the Funds’ Investments section.

Investment Results

The following information provides an indication of the risks of investing in Fund of America by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Updated performance information is available at www.feim.com/individual-investors/fund/fund-america or by calling 800.334.2143.

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included, the returns would be lower.

Calendar Year Total Returns—Class Y

Best Quarter*		Worst Quarter*
First Quarter 2019	18.66%	Fourth Quarter 2018	-21.67%

*	For the period presented in the bar chart above.

Average Annual Total Returns as of December 31, 2019

The following table discloses after-tax returns only for Class Y shares.

After-tax returns for Class C, Class A, Class I, Class R3, Class R4, Class R5 and Class R6 shares will vary. While no or only partial information is shown for Class R3, Class R4, Class R5 and Class R6 shares (because they are more recently organized), annual returns for Class R3, Class R4, Class R5 and Class R6 shares would have been substantially similar to those shown here. Class R3, Class R4, Class R5 and Class R6 shares are invested in the same portfolio of securities and the annual returns differ only to the extent that Class R3, Class R4, Class R5 and Class R6 shares do not have the same expenses as the classes for which more extended performance is shown. Comparative expense information is in the Fees and Expenses table.

Average Annual Returns - Multi Class Prospectus - First Eagle Fund of America	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class Y	28.39%	2.39%	9.00%
Class C	26.41%	1.64%	8.19%
Class A	21.92%	1.35%	8.44%
Class I	28.74%	2.71%		6.55%	Mar. 08, 2013
Class R3	28.19%			0.63%	May 01, 2018
Class R6	28.77%			3.82%	Mar. 01, 2017
After Taxes on Distributions | Class Y	28.08%	0.52%	7.59%
After Taxes on Distributions and Sale of Fund Shares | Class Y	16.98%	1.66%	7.20%
S&P 500 Index (reflects no deduction for fees, expenses or taxes) | Class I	31.49%	11.70%	13.56%	13.74%	Mar. 08, 2013
S&P 500 Index (reflects no deduction for fees, expenses or taxes) | Class R3	31.49%	11.70%	13.56%	14.94%	May 01, 2018
S&P 500 Index (reflects no deduction for fees, expenses or taxes) | Class R6	31.49%	11.70%	13.56%	13.33%	Mar. 01, 2017